Provisions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Asset retirement obligations
Provisions
Beginning balance	€ 233	€ 175
Additions/ Reversals	66	54
Unwinding of discount and changes in discount rate	3	4
Ending balance	302	233
Post-employment benefits
Provisions
Beginning balance	84	193
Additions/ Reversals	(9)	(109)
Ending balance	75	84
Record retention obligations
Provisions
Beginning balance	56	43
Additions/ Reversals	22	13
Unwinding of discount and changes in discount rate	(10)
Ending balance	68	56
Total non-current provisions
Provisions
Beginning balance	373	411
Additions/ Reversals	79	(42)
Unwinding of discount and changes in discount rate	(7)	4
Ending balance	445	373
Year-end audit
Provisions
Beginning balance	1,067
Additions/ Reversals	(1,067)	1,067
Ending balance		1,067
Legal Claims
Provisions
Additions/ Reversals	420
Ending balance	420
Severance payments
Provisions
Beginning balance	619	80
Additions/ Reversals	(505)	539
Ending balance	114	619
Other
Provisions
Beginning balance	736
Additions/ Reversals	(540)	736
Ending balance	196	736
Total current provisions
Provisions
Beginning balance	2,422	80
Additions/ Reversals	(1,692)	2,342
Ending balance	€ 730	€ 2,422